Stock/Equity-Based Compensation - Summary of Stock Option Activity (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Number of Shares/Units
Outstanding beginning balance		1,779,174	944,961
Granted		17,000	994,014
Exercised		0	(9,241)
Cancelled		(573,490)	(150,560)
Outstanding ending balance		1,222,684	1,779,174	944,961
Vested and expected to vest as of ending date		1,222,684	1,764,174
Options exercisable at December 31, 2021	[1]		1,024,379
Weighted Average Exercise Price
Outstanding beginning balance		$ 18.99	$ 20.7
Granted		2.89	16.63
Exercised		0	8.97
Cancelled		31.47	14.6
Outstanding ending balance		11.99	18.99	$ 20.7
Vested and expected to vest as of ending period		$ 11.99	19
Options exercisable as of December 31, 2021	[1]		$ 20.99
Weighted Average Remaining Contractual Term, Outstanding		7 years 9 months 25 days	7 years 8 months 1 day	8 years 3 months 14 days
Weighted Average Remaining Contractual Term, Vested and expected to vest at December 31, 2020		7 years 9 months 25 days	7 years 7 months 28 days
Weighted Average Remaining Contractual Term, Options exercisable at December 31, 2021	[1]		6 years 5 months 23 days
Aggregate Intrinsic Value, Outstanding		$ 0	$ 0	$ 6,522
Aggregate Intrinsic Value, Exercised		0
Aggregate Intrinsic Value, Vested and expected to vest at December 31, 2021		$ 0

[1]	Certain options were immediately exercisable for restricted common stock which vest according to the original vesting terms of the option grant. No options have been exercised prior to vesting.